Provisions - Summary of Detail of Provisions (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Non-Current, provisions	$ 1,363,976	$ 660,305
Provisions for Legal Proceedings
Disclosure Of Other Provisions [Line Items]
Non-Current, provisions	1,303,973	595,810
Decomissioning or Restoration
Disclosure Of Other Provisions [Line Items]
Non-Current, provisions	$ 57,475	$ 56,780
Estimated year	30 years
Enel Distribucin Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.) | Provisions for Legal Proceedings
Disclosure Of Other Provisions [Line Items]
Non-Current, provisions	$ 581,807